[logo] PIONEER
       Investments(R)







                                                          July 10, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Equity Income Fund (the "Trust")
     (File Nos. 333-46453 and 811-08657)
     CIK No. 0000869356

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and form of statement of additional information relating to the offering of the Trust's Class Z shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's registration statement on Form N-1A filed electronically with the Commission on July 3, 2007 (Accession No. 0001140157-07-000039).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4519.

                                                 Very truly yours,




                                                 /s/ Lillie Lucas
                                                 Lillie Lucas
                                                 Senior Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."